Equity - Earnings per share (Details) - COP ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Equity
Profit attributable to Ecopetrol's shareholders	$ 24,770,909	$ 10,217,081
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	$ 602.5	$ 248.5